MEMBER MANAGEMENT FEES PAYABLE -Schedule of members management fees payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Member Management Fee Payable [Abstract]
Member management fees payable	¥ 11,087	¥ 15,570